INTEREST EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
INTEREST EXPENSES [Abstract]
Interest Expense on Long-term Debt
Interest expenses consist of interest expense on the long-term debt, the commitment fee and amortization of deferred financing costs related to the Credit Facility described in Note 9.

All amounts in USD ‘000	2019	2018	2017
Interest Expenses, net of capitalized interest	34,018	29,753	18,286
Commitment Fee	-	3,325	760
Amortization of Deferred Financing Costs	4,372	1,470	1,393
Other financial costs	-	1	25
Total Interest Expenses	38,390	34,549	20,464